Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Stockholders' deficit
Preferred stock,par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock,authorized	10,000,000	10,000,000	10,000,000
Preferred stock,issued	4,427,000	0	0
Preferred stock,outstanding	4,427,000	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	100,000,000	100,000,000	100,000,000
Common stock, issued	38,144,279	35,828,980	19,847,671
Common stock, outstanding	38,144,279	35,828,980	19,847,671